Fair Value Measurements - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended													1 Months Ended				1 Months Ended	3 Months Ended						12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 24, 2012	Sep. 25, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2009 GEN-PROBE INCORPORATED [Member]	Apr. 30, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Maximum [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Deferred compensation liabilities [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Deferred compensation plan assets [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Deferred compensation plan assets [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Apr. 30, 2009 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Apr. 30, 2011 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Sep. 30, 2009 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Sep. 29, 2012 Credit Agreement [Member]	Aug. 01, 2012 Credit Agreement [Member]	Sep. 29, 2012 Mammosite [Member]
Fair Value Measurement [Line Items]
Cash and cash equivalents, fair value		$ 300,000			$ 300,000	$ 300,000		$ 28,364,000	$ 28,364,000	$ 1,211,000	$ 92,704,000
Intangible assets impairment charges							143,500,000
Impairment of goodwill	76,723,000	5,826,000			5,826,000	0	76,723,000		8,752,000																								5,826,000
Cost-method equity investments in non-publicly traded securities		16,000,000			16,000,000	4,600,000
Impairment of cost-method investment			2,445,000	1,100,000	0	2,445,000	1,100,000
Borrowed principal under credit agreement																															2,500,000,000	2,500,000,000
Cost method investment, asset						345,000					5,000,000			5,000,000						5,000,000	5,000,000	4,000,000	4,700,000	4,700,000		50,000,000			5,400,000	5,400,000
Total purchase of preferred stock as a participant in preferred stock																						20,000,000				109,000,000
Other-than-temporary impairment loss on equity investment									39,482,000																		39,500,000
Investment in equity before impairment																											50,000,000
Investment in equity after impairment																											10,500,000
Investment at fair value								287,081,000	287,081,000	429,965,000	291,324,000								6,298,000									9,200,000
Fair value transfer of deferred compensation plan assets and liabilities																	6,100,000	6,100,000
Adjusted maximum and minimum contingent consideration															0	25,000,000
Fair value of contingent consideration						86,600,000		18,000,000	18,000,000			17,994,000
Payment of contingent consideration					$ 51,680,000	$ 4,294,000	$ 0	$ 10,000,000		$ 10,000,000
Cost method								14.70%	14.70%				19.90%										14.70%	14.70%	19.90%